Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	88 Months Ended	90 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024 [3]	Jul. 31, 2024 [2]	Jul. 31, 2024
American Funds Tax-Exempt Fund of New York® (Class F-3)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Tax-Exempt Fund of New York — Class F-3
Average Annual Return, Percent	[1]	5.18%	1.27%		2.35%
American Funds Tax-Exempt Fund of New York® (Class F-2)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Tax-Exempt Fund of New York — Class F-2
Average Annual Return, Percent	[1]	5.07%	1.17%			2.38%
American Funds Tax-Exempt Fund of New York® (Class F-1)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Tax-Exempt Fund of New York — Class F-1
Average Annual Return, Percent	[1]	4.77%	0.95%			2.19%
American Funds Tax-Exempt Fund of New York® (Class T)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Tax-Exempt Fund of New York — Class T (with sales charge)
Average Annual Return, Percent	[1]	2.50%	0.75%	1.83%
American Funds Tax-Exempt Fund of New York® (Class C)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Tax-Exempt Fund of New York — Class C (with sales charge)
Average Annual Return, Percent	[1]	3.10%	0.23%			1.59%
American Funds Tax-Exempt Fund of New York® (Class A)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Tax-Exempt Fund of New York — Class A (with sales charge)
Average Annual Return, Percent	[1]	0.94%	0.22%			1.83%
Without Sales Load [Member] | American Funds Tax-Exempt Fund of New York® (Class T)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Tax-Exempt Fund of New York — Class T(without sales charge)
Average Annual Return, Percent	[1]	5.17%	1.25%	2.18%
Without Sales Load [Member] | American Funds Tax-Exempt Fund of New York® (Class C)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Tax-Exempt Fund of New York — Class C(without sales charge)
Average Annual Return, Percent	[1]	4.10%	0.23%			1.59%
Without Sales Load [Member] | American Funds Tax-Exempt Fund of New York® (Class A)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Tax-Exempt Fund of New York — Class A(without sales charge)
Average Annual Return, Percent	[1]	4.88%	0.99%			2.22%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg Municipal Bond Index
Average Annual Return, Percent	[4]	3.74%	1.18%	2.24%	2.39%	2.47%
Bloomberg New York Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg New York Municipal Index
Average Annual Return, Percent	[4]	3.89%	1.13%	2.12%	2.26%	2.38%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-3 shares were first offered on January 27, 2017.
[3]	Class T shares were first offered on April 7, 2017.
[4]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.